SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		49 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014	Apr. 30, 2012	Mar. 28, 2010
Cash and cash equivalents	$ 51,734	$ 305,175	$ 51,734	$ 305,175	$ 210,099	$ 27	$ 210,099	$ 3,293	$ 0
Selling and advertising	$ 19,687	$ 720	$ 47,983	$ 720	$ 38,936	$ 0	$ 68,036